Current Refund Liabilities - Summary of Movements in Refund Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of refund liability [abstract]
Beginning balance	$ 32,627	$ 70,156
Provision	63,863	44,950
Reversal		(7,413)
Payment	(70,490)	(75,066)
Ending balance	$ 26,000	$ 32,627